Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of Trade and other receivables [Abstract]
Disclosure of detailed information about Trade and other receivables [text block]
Trade and other receivables comprise:

	March 31, 202 3	March 31, 202 2
(i) Trade receivables, net	11,345,542	10,784,668
(ii) Other receivables including deposits	3,270,064	3,276,985
(iii) Contract related accruals	-	-
	14,615,606	14,061,653

Disclosure of detailed information about trade receivables [text block]	Trade receivables consist of:

	March 31, 202 3	March 31, 202 2
Trade receivables from related parties	-	-
Other trade receivables	11,825,945	11,265,210
	11,825,945	11,265,210
Less: Allowance for doubtful receivables	(480,403)	(480,542)
Balance at the end of the year	11,345,542	10,784,668

Disclosure of detailed about allowance for credit losses [text block]
The activity in the allowance for doubtful accounts receivable is given below:	For the year ended
	March 31, 202 3	March 31, 202 2
Balance at the beginning of the year	480,542	426,487
Add : Additional provision, net	371,890	433,723
Less : Bad debts written off	(372,029)	(379,668)
Balance at the end of the year	480,403	480,542

Disclosure of other receivables [text block]
(ii)	Other receivables comprise of the following items:

	March 31, 202 3	March 31, 202 2
Advances and other deposits (Refer Note (a) below)	1,605,204	1,945,027
Withholding taxes (Refer Note (b) below)	1,664,860	1,331,958
	3,270,064	3,276,985
Financial assets included in other receivables	100,681	29,869

Notes:

a)	Advances and other deposits primarily comprise of receivables in the form of deposits, sales tax/VAT, service tax, GST and other advances given in the ordinary course of business.

b)
Includes withholding taxes recoverable from the Department of Income-tax for which the Company has filed tax returns for refund. The Company expects to realize such refund of withholding taxes within the next 12 months.

c)	Non – current trade receivables is ₹. Nil (March 31, 2022: ₹. 1,990)